Net Interest Income - Summary of Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 45,803		₩ 48,612	₩ 50,619
Financial assets at FVTOCI	381,814	$ 321,230	437,527	474,751
Financial assets at amortized cost
Interest on due from banks	46,600		53,586	141,330
Interest on loans	9,065,074		8,570,173	9,443,740
Interest of other receivables	30,538		30,967	29,990
Sub-total (Loans and other financial assets at amortized cost)	9,142,212		8,654,726	9,615,060
Securities at amortized cost	324,920		382,988	436,340
Sub-total	9,467,132	7,964,944	9,037,714	10,051,400
Interest income	₩ 9,894,749	$ 8,324,709	₩ 9,523,853	₩ 10,576,770